Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 898,924	¥ 783,439
Other		416,064	358,702
Collateral pledged for derivative transactions		1,079,050	1,246,026
Margins provided for futures contracts		316,791	602,039
Other		909,155	941,167
Prepaid pension cost		986,767	711,981
Right-of-use assets		586,365	613,068
Security deposits		108,204	107,294
Loans held for sale		22,404	60,084
Other		540,514	542,079
Total		5,864,238	5,965,879
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		2,065,408	2,161,075
Other		365,446	375,127
Guaranteed trust principal	[1]	808,172	824,431
Lease liabilities		¥ 600,087	627,250
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiability
Collateral accepted for derivative transactions		¥ 587,426	846,426
Margins accepted for futures contracts		558,138	797,317
Unearned income		120,352	122,072
Other		1,194,591	1,244,697
Total		¥ 6,299,620	¥ 6,998,395

[1]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.